NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT - Schedule of Debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Bank overdrafts	$ 9,395,000	$ 11,243,000
Total finance lease liability	40,719,000	9,352,000
Long-term debt	1,380,051,000	346,831,000
Unamortized debt discounts and debt issuance costs	(21,063,000)	0
Long-term debt	1,358,988,000	346,831,000
Current maturities, net of unamortized debt discounts and debt issuance costs	(51,785,000)	(20,748,000)
Bank overdrafts	(9,395,000)	(11,243,000)
Long-term debt, net	$ 1,297,808,000	$ 314,840,000
Weighted average interest rate		3.20%
Weighted-average discount rate of finance leases	3.50%	2.40%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	$ 836,775,000	$ 0
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Long-term debt gross	104,184,000	0
Loans Payable | Other financing arrangements
Debt Instrument [Line Items]
Long-term debt gross	57,361,000	7,885,000
Notes payable, at a weighted average interest rate of 3.2% as of December 31, 2020 | Notes Payable
Debt Instrument [Line Items]
Long-term debt gross	0	60,097,000
Long-term debt	0	60,100,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt gross	312,017,000	0
Other revolving credit facilities | Line of Credit
Debt Instrument [Line Items]
Long-term debt gross	19,600,000	258,254,000
Long-term debt	$ 19,600,000	$ 258,300,000